UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

Investment Company Act File number 811-4375

Name of Fund: Merrill Lynch Florida Municipal Bond Fund of
              Merrill Lynch Multi-State Municipal Series Trust

Fund Address: P.O. Box 9011
              Princeton, NJ 08543-9011

Name and address of agent for service: Robert C. Doll, Jr., Chief Executive
      Officer, Merrill Lynch Florida Municipal Bond Fund of Merrill Lynch Multi-State Municipal Series Trust, 800 Scudders Mill Road, Plainsboro, NJ 08536. Mailing address: P.O. Box 9011, Princeton, NJ 08543-9011

Registrant's telephone number, including area code: (609) 282-2800

Date of fiscal year end: 07/31/06

Date of reporting period: 08/01/05 - 10/31/05

Item 1 - Schedule of Investments

Merrill Lynch Florida Municipal Bond Fund
Schedule of Investments as of October 31, 2005                    (in Thousands)

                       Face
                     Amount  Municipal Bonds                                                                                Value
------------------------------------------------------------------------------------------------------------------------------------
Florida - 79.3%     $ 1,095  Altamonte Springs, Florida, Health Facilities Authority, Hospital Revenue Bonds (Adventist
                             Health Systems-Sunbelt), 7% due 10/01/2014 (e)                                               $    1,339
                    ----------------------------------------------------------------------------------------------------------------
                      1,245  Ballantrae, Florida, Community Development District, Capital Improvement Revenue Bonds, 6%
                             due 5/01/2035                                                                                     1,286
                    ----------------------------------------------------------------------------------------------------------------
                        550  Capital Trust Agency, Florida, Air Cargo Revenue Bonds, AMT, 6.25% due 1/01/2019                    567
                    ----------------------------------------------------------------------------------------------------------------
                             Citrus County, Florida, Hospital Board Revenue Refunding Bonds (Citrus Memorial Hospital):
                        960      6.25% due 8/15/2023                                                                           1,041
                      1,500      6.375% due 8/15/2032                                                                          1,617
                    ----------------------------------------------------------------------------------------------------------------
                      1,000  Cypress Lakes, Florida, Community Development District, Special Assessment Bonds,
                             Series A, 6% due 5/01/2034                                                                        1,031
                    ----------------------------------------------------------------------------------------------------------------
                         25  Double Branch Community, Florida, Development District, Special Assessment Bonds,
                             Series B-1, 5.60% due 5/01/2007                                                                      25
                    ----------------------------------------------------------------------------------------------------------------
                      1,500  Fiddlers Creek, Florida, Community Development District Number 2, Special Assessment
                             Revenue Bonds, Series A, 6.375% due 5/01/2035                                                     1,582
                    ----------------------------------------------------------------------------------------------------------------
                      1,620  Florida HFA, Homeowner Mortgage Revenue Bonds, AMT, Series 3, 6.35% due 7/01/2028 (b)(k)          1,674
                    ----------------------------------------------------------------------------------------------------------------
                        735  Florida Housing Finance Corporation, Homeowner Mortgage Revenue Refunding Bonds, AMT,
                             Series 4, 6.25% due 7/01/2022 (g)                                                                   762
                    ----------------------------------------------------------------------------------------------------------------
                      1,265  Florida State Board of Education, GO (Public Education Capital Outlay), Series J, 5%
                             due 6/01/2031                                                                                     1,304
                    ----------------------------------------------------------------------------------------------------------------
                      5,000  Florida State Board of Education, Lottery Revenue Bonds, DRIVERS, Series 222, 9.485%
                             due 7/01/2017 (h)(i)                                                                              6,264
                    ----------------------------------------------------------------------------------------------------------------
                      2,500  Florida State Turnpike Authority, Turnpike Revenue Bonds, DRIVERS, Series 218, 9.486%
                             due 7/01/2029 (h)(i)                                                                              3,132
                    ----------------------------------------------------------------------------------------------------------------
                        975  Harbor Bay, Florida, Community Development District, Capital Improvement Special
                             Assessment Revenue Bonds, Series A, 7% due 5/01/2033                                              1,052
                    ----------------------------------------------------------------------------------------------------------------
                        185  Heritage Isles Community Development District, Florida, Special Assessment Revenue
                             Refunding Bonds, 5.90% due 11/01/2006                                                               187
                    ----------------------------------------------------------------------------------------------------------------
                         30  Heritage Palms, Florida, Community Development District, Capital Improvement Revenue
                             Bonds, 6.25% due 11/01/2007                                                                          30
                    ----------------------------------------------------------------------------------------------------------------
                      3,500  Highlands County, Florida, Health Facilities Authority, Hospital Revenue Bonds (Adventist
                             Health System), Series A, 6% due 11/15/2031                                                       3,748
                    ----------------------------------------------------------------------------------------------------------------
                             Hillsborough County, Florida, IDA, Exempt Facilities Revenue Bonds (National Gypsum), AMT:
                      1,000      Series A, 7.125% due 4/01/2030                                                                1,109
                      1,750      Series B, 7.125% due 4/01/2030                                                                1,940
                    ----------------------------------------------------------------------------------------------------------------

Portfolio Abbreviations

To simplify the listings of Merrill Lynch Florida Municipal Bond Fund's portfolio holdings in the Schedule of Investments, we have abbreviated the names of many of the securities according to the list below.

AMT         Alternative Minimum Tax (subject to)
COP         Certificates of Participation
DATES       Daily Adjustable Tax-Exempt Securities
DRIVERS     Derivative Inverse Tax-Exempt Receipts
EDA         Economic Development Authority
GO          General Obligation Bonds
HFA         Housing Finance Agency
IDA         Industrial Development Authority

Merrill Lynch Florida Municipal Bond Fund
Schedule of Investments as of October 31, 2005                    (in Thousands)

                       Face
                     Amount  Municipal Bonds                                                                                Value
------------------------------------------------------------------------------------------------------------------------------------
                             Jacksonville, Florida, Economic Development Commission, Health Care Facilities Revenue
                             Bonds (Mayo Clinic-Jacksonville):
                    $ 1,000      Series A, 5.50% due 11/15/2036                                                           $    1,048
                      1,000      Series A, 5.50% due 11/15/2036 (b)                                                            1,075
                      2,000      Series B, 5.50% due 11/15/2036                                                                2,098
                        410      Series B, 5.50% due 11/15/2036 (b)                                                              441
                    ----------------------------------------------------------------------------------------------------------------
                      1,200  Jacksonville, Florida, Guaranteed Entitlement Revenue Refunding and Improvement Bonds,
                             5.25% due 10/01/2032 (h)                                                                          1,259
                    ----------------------------------------------------------------------------------------------------------------
                        500  Lake County, Florida, School Board, COP, Series A, 5% due 6/01/2030 (a)                             514
                    ----------------------------------------------------------------------------------------------------------------
                      2,320  Martin County, Florida, Health Facilities Authority, Hospital Revenue Bonds (Martin
                             Memorial Medical Center), Series A, 5.875% due 11/15/2032                                         2,465
                    ----------------------------------------------------------------------------------------------------------------
                      4,435  Miami-Dade County, Florida, Aviation Revenue Bonds, AMT, Series A, 5% due 10/01/2033 (g)          4,481
                    ----------------------------------------------------------------------------------------------------------------
                      1,100  Miami-Dade County, Florida, Aviation Revenue Refunding Bonds (Miami International
                             Airport), AMT, Series A, 5% due 10/01/2038 (c)                                                    1,101
                    ----------------------------------------------------------------------------------------------------------------
                             Miami-Dade County, Florida, Expressway Authority, Toll System Revenue Bond, Series B (h):
                      2,495      5.25% due 7/01/2026                                                                           2,657
                      2,450      5% due 7/01/2033                                                                              2,519
                    ----------------------------------------------------------------------------------------------------------------
                      1,000  Miami-Dade County, Florida, GO (Building Better Communities Program), 5% due 7/01/2035 (h)        1,033
                    ----------------------------------------------------------------------------------------------------------------
                      1,000  Miami-Dade County, Florida, Public Facilities Revenue Bonds (Jackson Health System),
                             Series A, 5% due 6/01/2029 (b)                                                                    1,030
                    ----------------------------------------------------------------------------------------------------------------
                      1,250  Miami-Dade County, Florida, Solid Waste System Revenue Bonds, 5.25% due 10/01/2030 (b)            1,334
                    ----------------------------------------------------------------------------------------------------------------
                      4,225  Miami-Dade County, Florida, Subordinate Special Obligation Revenue Bonds, Series A,
                             5.20%* due 10/01/2032 (b)                                                                         1,036
                    ----------------------------------------------------------------------------------------------------------------
                      1,000  Middle Village Community Development District, Florida, Special Assessment Bonds,
                             Series A, 6% due 5/01/2035                                                                        1,036
                    ----------------------------------------------------------------------------------------------------------------
                      2,000  Midtown Miami, Florida, Community Development District, Special Assessment Revenue Bonds,
                             Series A, 6.25% due 5/01/2037                                                                     2,112
                    ----------------------------------------------------------------------------------------------------------------
                      1,000  Oak Creek, Florida, Community Development District, Special Assessment Bonds, 5.80%
                             due 5/01/2035                                                                                     1,025
                    ----------------------------------------------------------------------------------------------------------------
                      1,000  Old Palm Community Development District, Florida, Special Assessment Bonds (Palm Beach
                             Gardens), Series A, 5.90% due 5/01/2035                                                           1,033
                    ----------------------------------------------------------------------------------------------------------------
                             Orange County, Florida, Health Facilities Authority, Hospital Revenue Bonds:
                        500      (Adventist Health System), 6.25% due 11/15/2024                                                 549
                        920      (Orlando Regional Healthcare), 5.70% due 7/01/2026                                              905
                      2,705      (Orlando Regional Healthcare), 6% due 12/01/2028                                              2,901
                    ----------------------------------------------------------------------------------------------------------------
                             Orlando, Florida, Urban Community Development District, Capital Improvement Special
                             Assessment Bonds:
                      1,000      6.25% due 5/01/2034                                                                           1,060
                        980      Series A, 6.95% due 5/01/2033                                                                 1,057
                    ----------------------------------------------------------------------------------------------------------------
                      1,265  Osceola County, Florida, Infrastructure Sales Surplus Tax Revenue Bonds, 5.25%
                             due 10/01/2025 (a)                                                                                1,349
                    ----------------------------------------------------------------------------------------------------------------
                      2,000  Osceola County, Florida, School Board, COP, Series A, 5.25% due 6/01/2027 (a)                     2,109
                    ----------------------------------------------------------------------------------------------------------------
                        925  Osceola County, Florida, Tourist Development Tax Revenue Bonds, Series A, 5.50%
                             due 10/01/2027 (h)                                                                                1,003
                    ----------------------------------------------------------------------------------------------------------------
                      1,000  Palm Bay, Florida, Utility System Improvement Revenue Bonds, Series A, 5%
                             due 10/01/2025 (h)                                                                                1,045
                    ----------------------------------------------------------------------------------------------------------------
                      1,000  Palm Coast, Florida, Utility System Revenue Bonds, 5% due 10/01/2027 (b)                          1,032
------------------------------------------------------------------------------------------------------------------------------------

Merrill Lynch Florida Municipal Bond Fund
Schedule of Investments as of October 31, 2005                    (in Thousands)

                       Face
                     Amount  Municipal Bonds                                                                                Value
------------------------------------------------------------------------------------------------------------------------------------
                    $    10  Panther Trace, Florida, Community Development District, Special Assessment Revenue Bonds,
                             Series B, 6.50% due 5/01/2009                                                                $       10
                    ----------------------------------------------------------------------------------------------------------------
                             Park Place Community Development District, Florida, Special Assessment Revenue Bonds:
                        500      6.75% due 5/01/2032                                                                           1,026
                        985      6.375% due 5/01/2034                                                                            531
                    ----------------------------------------------------------------------------------------------------------------
                      2,080  Pasco County, Florida, Health Facilities Authority, Gross Revenue Bonds (Adventist
                             Health System-Sunbelt), 7% due 10/01/2014 (e)                                                     2,528
                    ----------------------------------------------------------------------------------------------------------------
                      1,000  Pasco County, Florida, School Board, COP, Series A, 5% due 8/01/2030 (a)                          1,028
                    ----------------------------------------------------------------------------------------------------------------
                      2,000  Pinellas County, Florida, Health Facilities Authority Revenue Bonds (BayCare Health
                             System Inc.), 5.75% due 11/15/2029                                                                2,115
                    ----------------------------------------------------------------------------------------------------------------
                        100  Pinellas County, Florida, Health Facilities Authority, Revenue Refunding Bonds (Pooled
                             Hospital Loan Program), DATES, 2.69% due 12/01/2015 (a)(f)                                          100
                    ----------------------------------------------------------------------------------------------------------------
                      1,000  Port St. Lucie, Florida, GO, 5% due 7/01/2032 (b)                                                 1,033
                    ----------------------------------------------------------------------------------------------------------------
                      2,345  Reedy Creek, Florida, Improvement District, Utilities Revenue Bonds, Series 1, 5%
                             due 10/01/2025 (a)                                                                                2,447
                    ----------------------------------------------------------------------------------------------------------------
                        245  Reunion East Community Development District, Florida, Special Assessment, Series B,
                             5.90% due 11/01/2007                                                                                247
                    ----------------------------------------------------------------------------------------------------------------
                      1,000  Saint Johns County, Florida, Sales Tax Revenue Bonds, GO, Series A, 5.25%
                             due 10/01/2028 (a)                                                                                1,066
                    ----------------------------------------------------------------------------------------------------------------
                      2,320  South Broward, Florida, Hospital District Revenue Bonds, DRIVERS, Series 337, 8.237%
                             due 5/01/2032 (b)(i)                                                                              2,690
                    ----------------------------------------------------------------------------------------------------------------
                      1,000  South Kendall, Florida, Community Development District, Special Assessment Bonds,
                             Series A, 5.90% due 5/01/2035                                                                     1,033
                    ----------------------------------------------------------------------------------------------------------------
                             South Lake County, Florida, Hospital District Revenue Bonds (South Lake Hospital Inc.):
                      1,000      5.80% due 10/01/2034                                                                          1,036
                        995      6.375% due 10/01/2034                                                                         1,065
                    ----------------------------------------------------------------------------------------------------------------
                        875  Sterling Hill, Florida, Community Development District, Capital Improvement Revenue
                             Refunding Bonds, Series B, 5.50% due 11/01/2010                                                     877
                    ----------------------------------------------------------------------------------------------------------------
                        145  Stoneybrook West, Florida, Community Development District, Special Assessment Revenue
                             Bonds, Series B, 6.45% due 5/01/2010                                                                145
                    ----------------------------------------------------------------------------------------------------------------
                        150  University of Central Florida, COP (UCF Convocation Center), Series A, 5%
                             due 10/01/2035 (h)                                                                                  153
                    ----------------------------------------------------------------------------------------------------------------
                      2,860  University of Central Florida, (UCF) Athletics Association Inc., COP, Series A, 5.25%
                             due 10/01/2034 (h)                                                                                3,010
                    ----------------------------------------------------------------------------------------------------------------
                      1,000  Village Center Community Development District, Florida, Recreational Revenue Bonds,
                             Series A, 5% due 11/01/2032 (b)                                                                   1,025
                    ----------------------------------------------------------------------------------------------------------------
                      1,000  Village Center Community Development District, Florida, Utility Revenue Bonds, 5.125%
                             due 10/01/2028 (b)                                                                                1,043
                    ----------------------------------------------------------------------------------------------------------------
                      1,460  Vista Lakes Community Development District, Florida, Capital Improvement Revenue Bonds,
                             Series A, 6.75% due 5/01/2034                                                                     1,562
                    ----------------------------------------------------------------------------------------------------------------
                      4,050  Winter Haven, Florida, Utility System Revenue Refunding and Improvement Bonds, 5%
                             due 10/01/2035 (b)                                                                                4,184
------------------------------------------------------------------------------------------------------------------------------------
New Jersey - 6.0%            New Jersey EDA, Cigarette Tax Revenue Bonds:
                      1,500      5.50% due 6/15/2024                                                                           1,557
                      4,650      5.75% due 6/15/2029 (j)                                                                       5,075
                      1,020      5.75% due 6/15/2034                                                                           1,066
                    ----------------------------------------------------------------------------------------------------------------

Merrill Lynch Florida Municipal Bond Fund
Schedule of Investments as of October 31, 2005                    (in Thousands)


                       Face
                     Amount  Municipal Bonds                                                                                 Value
------------------------------------------------------------------------------------------------------------------------------------
Virginia - 2.8%     $ 2,500  Tobacco Settlement Financing Corporation of Virginia, Asset Backed Revenue Bonds,
                             5.50% due 6/01/2026                                                                          $    2,558
                    ----------------------------------------------------------------------------------------------------------------
                      1,000  Virginia Port Authority, Port Facilities Revenue Bonds, AMT, 5% due 7/01/2028 (b)                 1,022
------------------------------------------------------------------------------------------------------------------------------------
Puerto Rico - 6.2%    1,000  Puerto Rico Commonwealth Highway and Transportation Authority, Transportation Revenue
                             Bonds, Series G, 5% due 7/01/2042                                                                 1,002
                    ----------------------------------------------------------------------------------------------------------------
                      1,460  Puerto Rico Commonwealth Highway and Transportation Authority, Transportation Revenue
                             Refunding Bonds, Series K, 5% due 7/01/2040                                                       1,464
                    ----------------------------------------------------------------------------------------------------------------
                      1,365  Puerto Rico Industrial, Tourist, Educational, Medical and Environmental Control Facilities
                             Revenue Bonds (Cogeneration Facility-AES Puerto Rico Project), AMT, 6.625% due 6/01/2026          1,467
                    ----------------------------------------------------------------------------------------------------------------
                      1,000  Puerto Rico Public Buildings Authority, Government Facilities, Revenue Refunding Bonds,
                             Series I, 5% due 7/01/2036                                                                        1,004
                    ----------------------------------------------------------------------------------------------------------------
                      3,000  Puerto Rico Public Finance Corporation, Commonwealth Appropriation Revenue Bonds,
                             Series E, 5.75% due 2/01/2007 (d)                                                                 3,095
------------------------------------------------------------------------------------------------------------------------------------
                             Total Municipal Bonds (Cost - $116,991) - 94.3%                                                 121,261
------------------------------------------------------------------------------------------------------------------------------------

                     Shares
                       Held  Mutual Funds
------------------------------------------------------------------------------------------------------------------------------------
                        211  BlackRock Florida Insured Municipal 2008 Term Trust                                               3,233
------------------------------------------------------------------------------------------------------------------------------------
                             Total Mutual Funds (Cost - $3,496) - 2.5%                                                         3,233
------------------------------------------------------------------------------------------------------------------------------------

                             Short-Term Securities
------------------------------------------------------------------------------------------------------------------------------------
                         13  Merrill Lynch Institutional Tax-Exempt Fund (l)                                                      13
------------------------------------------------------------------------------------------------------------------------------------
                             Total Short-Term Securities (Cost - $13) - 0.0%                                                      13
------------------------------------------------------------------------------------------------------------------------------------
                             Total Investments (Cost - $120,500**) - 96.8%                                                   124,507

                             Other Assets Less Liabilities - 3.2%                                                              4,138
                                                                                                                          ----------
                             Net Assets - 100.0%                                                                          $  128,645
                                                                                                                          ==========

* Represents a zero coupon bond; the interest rate shown reflects the effective yield at the time of purchase.
** The cost and unrealized appreciation (depreciation) of investments as of October 31, 2005, as computed for federal income tax purposes, were as follows:

      Aggregate cost                                                   $120,500
                                                                       ========
      Gross unrealized appreciation                                    $  4,694
      Gross unrealized depreciation                                        (687)
                                                                       --------
      Net unrealized appreciation                                      $  4,007
                                                                       ========

(a)   AMBAC Insured.
(b)   MBIA Insured.
(c)   CIFG Insured.
(d)   Prerefunded.

Merrill Lynch Florida Municipal Bond Fund
Schedule of Investments as of October 31, 2005                    (in Thousands)

(e)   Escrowed to maturity.
(f) Security may have a maturity of more than one year at time of issuance, but has variable rate and demand features that qualify it as a short-term security. The rate disclosed is that currently in effect. This rate changes periodically based upon prevailing market rates.
(g)   FSA Insured.
(h)   FGIC Insured.
(i) The rate disclosed is that currently in effect. This rate changes periodically and inversely based upon prevailing market rates.
(j)   AGC Insured.
(k)   FHA Insured.
(l) Investments in companies considered to be an affiliate of the Fund, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

      ------------------------------------------------------------------------
                                                       Net            Dividend
      Affiliate                                     Activity            Income
      ------------------------------------------------------------------------
      Merrill Lynch Institutional Tax-Exempt Fund       --             $    -- #
      ------------------------------------------------------------------------

#     Amount is less than $1,000.

Item 2 - Controls and Procedures

2(a) - The registrant's certifying officers have reasonably designed such disclosure controls and procedures to ensure material information relating to the registrant is made known to us by others particularly during the period in which this report is being prepared. The registrant's certifying officers have determined that the registrant's disclosure controls and procedures are effective based on our evaluation of these controls and procedures as of a date within 90 days prior to the filing date of this report.

2(b) - There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 - Exhibits

Certifications - Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Merrill Lynch Florida Municipal Bond Fund of Merrill Lynch Multi-State Municipal Series Trust


By: /s/ Robert C. Doll, Jr.
    -----------------------
    Robert C. Doll, Jr.
    Chief Executive Officer
    Merrill Lynch Florida Municipal Bond Fund of
    Merrill Lynch Multi-State Municipal Series Trust

Date:  December 17, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ Robert C. Doll, Jr.
    -----------------------
    Robert C. Doll, Jr.
    Chief Executive Officer
    Merrill Lynch Florida Municipal Bond Fund of
    Merrill Lynch Multi-State Municipal Series Trust

Date: December 17, 2005


By: /s/ Donald C. Burke
    -----------------------
    Donald C. Burke
    Chief Financial Officer
    Merrill Lynch Florida Municipal Bond Fund of
    Merrill Lynch Multi-State Municipal Series Trust

Date: December 17, 2005